LOSS PER SHARE - Net loss attributed to the ordinary shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
LOSS PER SHARE
Net loss attributed to the ordinary shares	$ (5,268)	$ (1,729)	$ (5,301)